Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	$ 19,011	$ 19,659
Valuation allowance	[1]	(9,474)	(9,554)
Recognized	[1]	9,537	10,105
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	14,826	15,088
Valuation allowance	[1]	(8,861)	(8,989)
Recognized	[1]	5,965	6,099
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	4,186	4,571
Valuation allowance	[1]	(613)	(565)
Recognized	[1]	3,572	4,006
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	2,219	2,159
Valuation allowance	[1]	0	(25)
Recognized	[1]	2,219	2,134
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	1,080	1,150
Valuation allowance	[1]	(179)	(192)
Recognized	[1]	901	959
of which: related to trading assets | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	99	390
Valuation allowance	[1]	(5)	(50)
Recognized	[1]	93	339
of which: related to investments in subsidiaries and goodwill | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	6	202
Valuation allowance	[1]	0	0
Recognized	[1]	6	202
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	782	670
Valuation allowance	[1]	(429)	(298)
Recognized	[1]	353	372
UBS AG
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	18,984	19,614
Valuation allowance	[1]	(9,471)	(9,548)
Recognized	[1]	9,513	10,066
UBS AG | Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	14,826	15,088
Valuation allowance	[1]	(8,861)	(8,989)
Recognized	[1]	5,965	6,099
UBS AG | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	4,158	4,526
Valuation allowance	[1]	(610)	(559)
Recognized	[1]	3,548	3,967
UBS AG | of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	2,219	2,159
Valuation allowance	[1]	0	(25)
Recognized	[1]	2,219	2,134
UBS AG | of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	1,075	1,146
Valuation allowance	[1]	(179)	(192)
Recognized	[1]	896	954
UBS AG | of which: related to trading assets | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	99	390
Valuation allowance	[1]	(5)	(50)
Recognized	[1]	93	339
UBS AG | of which: related to investments in subsidiaries and goodwill | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	0	179
Valuation allowance	[1]	0	0
Recognized	[1]	0	179
UBS AG | of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	[1]	765	653
Valuation allowance	[1]	(426)	(292)
Recognized	[1]	$ 340	$ 361

[1]	Less deferred tax liabilities as applicable.